Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20—SUBSEQUENT EVENTS

In accordance with ASC 855-10, the Company has analyzed its operations subsequent to June 30, 2020 to the date these financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements, except as set forth below.

Underwriting Agreement, Representative's Warrants and Closing of IPO

On July 30, 2020, Goedeker entered into an underwriting agreement (the "Underwriting Agreement") with ThinkEquity, a division of Fordham Financial Management, Inc., (the "Representative"), as representative of the underwriters set forth on Schedule 1 thereto (collectively, the "Underwriters"), relating to the IPO. Under the Underwriting Agreement, Goedeker agreed to sell 1,111,200 shares of common stock to the Underwriters, and also agreed to grant the Underwriters' a 45-day over-allotment option to purchase an additional 166,577 shares of common stock, at a purchase price per share of $8.325 (the offering price to the public of $9.00 per share minus the underwriters' discount).

Pursuant to the Underwriting Agreement, Goedeker also agreed to issue to the Representative and/or its affiliates warrants to purchase a number of shares of common stock equal in the aggregate to 5% of the total shares sold. The warrants will be exercisable at any time and from time to time, in whole or in part, beginning on January 26, 2021 until July 30, 2025, at a per share exercise price equal to $11.25 (125% of the public offering price per share).

On August 4, 2020, Goedeker sold 1,111,200 shares of its common stock to the Underwriters for total gross proceeds of $10,000,800. After deducting the underwriting commission and expenses, Goedeker received net proceeds of approximately $8,992,029. Goedeker also issued warrants for the purchase of 55,560 shares of common stock to affiliates of the Representative.

Repayment of Northpoint Loan

The Northpoint loan was terminated on May 18, 2020 and there is no outstanding balance as of June 30, 2020.

Repayment of Burnley Loan

On August 4, 2020, Goedeker used a portion of the proceeds from the IPO to repay the loan from Burnley (Note 9). The total payoff amount was $118,194, consisting of principal of $32,350 interest of $42 and prepayment, legal, and other fees of $85,802

Repayment of SBCC Loan

On August 4, 2020, Goedeker used a portion of the proceeds from the IPO to repay the loan from SBCC (Note 10). The total payoff amount was $1,122,412 consisting of principal of $1,066,640, interest of $11,773 and prepayment, legal, and other fees of $43,999.

Leonite Conversion and Repayment

On July 21, 2020, Leonite converted $50,000 of the outstanding balance of the secured convertible promissory note (Note 12) into 50,000 common shares of 1847 Holdings.

On August 4, 2020, Goedeker used a portion of the proceeds from the IPO to repay the secured convertible promissory note. The total payoff amount was $780,653, consisting of principal of $771,431 and interest of $9,222.

Payment on Subordinated Promissory Note

In accordance with the terms of the amended and restated note that became effective upon closing of the IPO on August 4, 2020 (Note 11), Goedeker used a portion of the proceeds from the IPO to pay $1,083,842 of the balance of the note.

Renewal of Home State Bank loan

As previously disclosed, Neese, a subsidiary of 1847 Holdings LLC, entered into a business loan agreement (the "Loan Agreement") with Home State Bank (the "Lender") on June 13, 2018 for a revolving line of credit, pursuant to which Neese issued a revolving promissory note to the Lender in the principal amount of $3,654,074 with an annual interest rate of 6.85% (the "Note"), which matured on July 20, 2020. Neese also entered into a commercial security agreement (the "Security Agreement") with the Lender, pursuant to which the Note was secured by a security interest in certain assets of Neese.

On July 30, 2020, Neese entered into a change in terms agreement (the "Amendment") with the Lender, pursuant to which: (i) the maturity date was extended to July 30, 2022; (ii) the interest rate was changed to 5.50%; (iii) Neese agreed to pay accrued interest in the amount of $95,970.42; (iv) Neese agreed to make payments of $30,000.00 beginning on September 30, 2020 and continuing thereafter on a monthly basis until maturity at which time a final interest payment is due; (v) Neese agreed to make a payment of $260,000.00 on December 30, 2020 and December 30, 2021; (vi) Neese agreed to make two new advances under the Note in the amounts $51,068.19 and $517,528.86 to repay in full Neese's capital lease transactions due to Utica Leaseco LLC; (vii) Neese agreed to pay a loan fee of $17,500.00 at the time of signing the Amendment; and (viii) the Lender agreed to make a loan advance to checking for $17,500.00.

Except for the foregoing amendments, the terms of the Loan Agreement, the Note and the Security Agreement remain unchanged and in full force and effect.

Asien Promissory Note

On July 29, 2020, 1847 Asien executed a securities purchase agreement with the Wilhelmsen Family Trust, (the "Asien's Seller". Pursuant to the agreement, the Asien's Seller sold to the 1847 Asien, 415,000 common shares of 1847 Holdings LLC at a purchase price of $2.50 per share. As consideration, 1847 Asien issued to the Asien's Seller a two-year, 6% amortizing promissory note in the aggregate principal amount of $1,037,500.

One-half (50%) of the outstanding principal amount of this Note ($518,750) and all accrued interest thereon will be amortized on a two-year straight-line basis and is payable quarterly. The second-half (50%) of the outstanding principal amount of this Note ($518,750) with all accrued, but unpaid interest thereon is due on the second anniversary of the note, along with any other unpaid principal or accrued interest.

Arvest Promissory Note and Security Agreement

On July 19, 2020, Asien's entered into a Promissory Note and Security Agreement with Arvest Bank dated July 10, 2020 (the "Arvest Loan Agreement"), pursuant to which Arvest Bank will provide to Asien's a revolving loan for up to $400,000 (the "Arvest Loan"). The term of the Arvest Loan is one year. Interest will accrue on the Arvest Loan at a rate of 5.25%, subject to change in accordance with the Variable Rate (as defined in the Arvest Loan Agreement), the calculation for which is the U.S. Prime Rate plus 2%. Asien's will pay accrued interest on the outstanding balance of the Arvest Loan in regular monthly payments beginning on August 10, 2020. A final payment of the entire unpaid outstanding principal and interest is due on July 10, 2021. Asien's may prepay the Arvest Loan in full or in part at any time.

Pursuant to the terms of the Arvest Loan Agreement, Asien's has granted to Arvest Bank a security interest in its inventory and equipment, accounts and other rights of payments, and general intangibles, as such terms are defined in the Uniform Commercial Code. The Arvest Loan Agreement contains customary events of default, including the occurrence of the following: (i) a failure to make a payment in full when due; (ii) insolvency or bankruptcy; (iii) a merger, dissolution, reorganization of Asien's; (iv) a consolidation with, or the acquisition of substantially all of the assets of, another entity; and (v) a violation by Asien of any term, condition or covenant in the Arvest Loan Agreement. The Arvest Loan Agreement contains customary representations, warranties, and affirmative and negative covenants for a loan of this type.

NOTE 21—SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10), the Company has analyzed its operations subsequent to December 31, 2019 to the date these financial statements were issued and has determined that it does not have any material subsequent events to disclose in these financial statements.